Business and Intangible Asset Acquisitions and Joint Ventures (Tables)	12 Months Ended
May. 31, 2015
Business Acquisition [Line Items]
Schedule of Business and Intangible Asset Acquisitions
In the years ended May 31, 2015, 2014, and 2013, we acquired the following businesses and intangible assets:

	Date Acquired	Percentage Ownership
Fiscal 2015
Realex (Republic of Ireland)	March 25, 2015	95%
Ezidebit (Australia)	October 10, 2014	100%

Fiscal 2014
PayPros (United States)	March 4, 2014	100%

Fiscal 2013
Banca Civica (Spain)	December 12, 2012	100%
Accelerated Payment Technologies (United States)	October 1, 2012	100%

Business Acquisition, Pro Forma Information
The following pro forma information shows the results of our operations for year ended May 31, 2013 as if the APT acquisition had occurred June 1, 2011. The pro forma information is presented for information purposes only and is not necessarily indicative of what would have occurred if the acquisition had been made as of that date. The pro forma information is also not intended to be a projection of future results due to the integration of the acquired business.

	Year Ended May 31,
	Unaudited
	2013	2013
	(Actual)	(Pro forma)

	(in thousands, except per share data)
Total revenues	$2,375,923	$2,380,098
Net income attributable to Global Payments	$216,125	$217,122

Net income per share attributable to Global Payments, basic	$1.39	$1.40
Net income per share attributable to Global Payments, diluted	$1.38	$1.39
The following pro forma information shows the results of our operations for year ended May 31, 2014 and May 31, 2013 as if the PayPros acquisition had occurred June 1, 2012. The pro forma information is presented for information purposes only and is not necessarily indicative of what would have occurred if the acquisition had been made as of that date. The pro forma information is also not intended to be a projection of future results due to the integration of the acquired business.

	Year Ended May 31,
	Unaudited
	2014	2014	2013	2013
	(Actual)	(Pro forma)	(Actual)	(Pro forma)

	(in thousands, except per share data)
Total revenues	$2,554,236	$2,628,547	$2,375,923	$2,465,319
Net income attributable to Global Payments	$245,286	$241,272	$216,125	$207,032

Net income per share attributable to Global Payments, basic	$1.70	$1.68	$1.39	$1.33
Net income per share attributable to Global Payments, diluted	$1.69	$1.66	$1.38	$1.33

Realex Payments
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary fair value of the assets acquired, liabilities assumed and the noncontrolling interest as of the acquisition date (in thousands):

Cash	$4,082
Customer-related intangible assets	16,079
Acquired technology	39,820
Trade name	3,453
Other intangible assets	399
Other assets	6,183
Liabilities	(3,860)
Deferred income tax liabilities	(7,216)
58,940
Goodwill	67,220
Noncontrolling interest	(7,280)
Total purchase consideration	$118,880

Ezidebit
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary fair value of the assets acquired and liabilities assumed as of the acquisition date (in thousands):

Cash	$45,826
Customer-related intangible assets	42,721
Acquired technology	27,954
Trade name	2,901
Other assets	4,152
Liabilities	(49,797)
73,757
Goodwill	192,225
Total purchase consideration	$265,982

PayPros
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date (in thousands):

Property and equipment	$1,680
Customer-related intangible assets	147,500
Contract-based intangible assets	30,200
Acquired technology	10,800
Other assets	3,872
Deferred income tax liabilities	(38,478)
155,574
Goodwill	270,878
Total purchase consideration	$426,452

Banca Civica
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the fair value of the identifiable assets acquired as of the acquisition date (in thousands):

Customer-related intangible assets	$4,576
Contract-based intangible assets	13,858
18,434
Goodwill	4,445
Total purchase consideration	$22,879

Accelerated Payment Technologies (United States)
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date (in thousands):

Property and equipment	$1,309
Acquired technology	15,000
Customer-related intangible assets	97,200
Contract-based intangible assets	30,600
Other assets	3,708
Deferred income tax liabilities	(46,167)
101,650
Goodwill	308,518
Total purchase consideration	$410,168